Guarantees - Indemnification, Representations and Warranties related to loans sold - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Guarantor Obligations
Valuation Allowances And Reserves Balance	$ 22,000,000	$ 35,000,000
Securitization | Guarantee on loans sold or serviced with representation and warranties
Guarantor Obligations
Repurchased Loans	$ 0	$ 0